TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 8:-    TAXES ON INCOME

a. Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate as follows: 2013 - 25%, 2014 and 2015- 26.5%.

On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the standard corporate income tax rate from 26.5% to 25%.

The Company has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2010 tax year can be regarded as final.

Tax loss carryforward:

As of December 31, 2015, the Company's tax loss carryforward and capital loss were $36,617 and $633, respectively. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

b. Foreign subsidiaries:

U.S subsidiary:

1. The U.S subsidiary is taxed under United States federal and state tax rules.

2. The U.S subsidiary's tax loss carryforward amounted to $8,480 as of December 31, 2015 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2015-2027 for federal tax purpose.

3. The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2011 tax year can be regarded as final.

Brazilian subsidiary:

1.       The Brazilian subsidiary is taxed under Brazilian tax rules. Income tax is calculated based on a 34% rate.

2.       The Brazilian subsidiary's tax loss carryforward amounted to $2,685 as of December 31, 2015 for tax purposes. Tax losses may be carried forward indefinitely, but can only be offset up to  30% of the company taxable income for a tax period.

c. Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2015	2014

Deferred tax assets:
Carryforward tax losses	$14,205	$14,563
Research and development credit	396	513
Accrued social benefits and other	791	767

	15,392	15,843
Less - valuation allowance	(15,392)	(15,843)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2015 was a decrease of $451. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

d. Taxes on income are comprised from withholding taxes that were deducted by the Company's clients.

e. The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2015	2014	2013

Domestic	$(755)	$3,350	$(1,618)
Foreign	(47)	(2,444)	198

Income (loss) before income taxes	$(802)	$906	$(1,420)

f. Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2015	2014	2013

Income (loss) before income taxes, as reported in the statements of operations	$(802)	$906	$(1,420)

Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical tax benefit	$(213)	$240	$(355)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(2)	(176)	19
Non-deductible expenses and other permanent differences	446	222	165
Change of deferred tax as result of tax rate change	-	-	(727)
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	-	(469)
Differences in taxes arising from foreign currency exchange, net	641	1,715	186
Losses and timing differences for which no deferred taxes were recorded	(451)	(2,326)	1,619
withholding taxes that were deducted by the Company's clients	121	180	-
Other	(421)	325	(438)

Income taxes	$121	$180	$-

g. Accounting for uncertainty in income taxes:

For the years ended December 31, 2015, 2014 and 2013, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.